SHAREHOLDERS’ EQUITY (Details Textual) - USD ($)		1 Months Ended					3 Months Ended		7 Months Ended	12 Months Ended
	Nov. 02, 2015	Mar. 30, 2017	Dec. 21, 2016	Apr. 25, 2016	Jul. 20, 2015	Jun. 30, 2015	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	801,250									1,017,000	4,054,250
Share-Based Compensation							$ 0	$ 22,501		$ 602,431	$ 2,506,239
Preferred Stock, Par or Stated Value Per Share							$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										104.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										1.80%
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost, Total									$ 822,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights										(i) the Company recording $30 million in sales revenue by April 30, 2016; or (ii) the Company closing a change in control merger transaction by September 1, 2016.
Share Based Compensation By Share Based Payment Award Vesting Condition Revenue Target										$ 30,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost				$ 776,000
Proceeds from Issuance or Sale of Equity			$ 461,969
Restricted Investments		$ 500,000
Payments of Stock Issuance Costs		$ 42,000								32,338
Percentage Of Conversion Shares To Be Acquired		7.00%
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation										$ 580,000	$ 2,506,234
Series H2 Shares And Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance or Sale of Equity		$ 600,000
Placement Agent Commission Fee Percentage		7.00%								7.00%
Equity And Convertible Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Placement Agent Commission Fee Percentage										7.00%
Restricted Portion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance or Sale of Equity		$ 35,000
Placement Agent Commission Fee Percentage		7.00%
Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,279,759
Proceeds from Issuance of Warrants					$ 1,575,000
promissory notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unsecured Debt, Current						$ 1,299,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Stock, Shares Issued										646,000
Common Stock [Member] | Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price					$ 0.1250
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											101.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											1.30%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											104.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											1.60%
Incentive Stock Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance										3,659,091
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										330,954
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options										3,328,137
Incentive Stock Plan 2014 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price										$ 1.19
Incentive Stock Plan 2014 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price										$ 26.40
Stock Option Plan 2002 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										10 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation										$ 2,438,734
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation										67,500
Series H Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Par or Stated Value Per Share						$ 154
Convertible Preferred Stock, Conversion Price						$ 1.54
Debt Conversion, Converted Instrument, Amount										$ 0	$ 1,299,000
Series H Preferred Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						9.99%
Series H Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues						8,435
Preferred Stock, Par or Stated Value Per Share						$ 0.0001
Series H Convertible Preferred Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					1.63
Series H Convertible Preferred Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					1.66
Series H-1 Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares Issued							4,289		8,119	4,289	8,119
Preferred Stock, Par or Stated Value Per Share						166
Convertible Preferred Stock, Conversion Price						$ 1.66
Series H-1 Preferred Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						9.99%
Series H-1 Preferred Convertible Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Of Warrants										$ 1,649,000
Fair Value Of Convertible Preferred Stock										$ 841,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										103.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%
Proceeds from Issuance of Warrants										$ 1,575,000
Debt Instrument, Convertible, Conversion Price										$ 0.80
Debt Conversion, Converted Instrument, Amount										$ 704,000
Conversion of Stock, Amount Issued										$ 378,000	$ 41,000
Series H-1 Preferred Convertible Stock [Member] | Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Par or Stated Value Per Share					$ 0.0001
Number Shares To Be Issued					8,532
Series H-1 Preferred Convertible Stock [Member] | Minimum [Member] | Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase Price					$ 163
Series H-1 Preferred Convertible Stock [Member] | Maximum [Member] | Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase Price					$ 166
Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Stock, Shares Issued										1,408,000
Convertible Preferred Stock [Member] | Make Whole Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Stock, Shares Issued										205,000
Convertible Preferred Stock [Member] | Dividend Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Stock, Shares Issued										46,000
Series H-2 Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Par or Stated Value Per Share			$ 121
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1.21
Convertible Preferred Stock, Conversion Price			$ 1.21
Fair Value Of Warrants										$ 462,000
Fair Value Of Convertible Preferred Stock										$ 231,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										238.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%
Proceeds from Issuance of Warrants										$ 462,000
Debt Instrument, Convertible, Conversion Price										$ 0.60
Debt Conversion, Converted Instrument, Amount										$ 183,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			9.99%
Series H-2 Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price			$ 121
Number Shares To Be Issued			3,305
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			0.0001
Purchase Price			$ 495,750
Series H3 Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price		$ 138
Preferred Stock, Shares Issued		7,017					7,017		0	7,017	0
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,101,751
Purchase Price For Each Warrant		$ 0.1250
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.38
Proceeds from Issuance or Sale of Equity		$ 1,100,000
Series H-2 Warrants [Member] | Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price			$ 0.1250
Series H-3 Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 138
Convertible Preferred Stock, Conversion Price		$ 1.38
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		9.99%
Series H-3 Preferred Convertible Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Of Warrants										$ 1,147,000
Fair Value Of Convertible Preferred Stock										$ 557,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										106.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										1.93%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%
Proceeds from Issuance of Warrants										$ 1,147,000
Debt Instrument, Convertible, Conversion Price										$ 0.69
Debt Conversion, Converted Instrument, Amount										$ 476,000